Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
5	Financial instruments
This note provides information about the group’s financial instruments, including:

•	an overview of all financial instruments held by the Group

•	specific information about each type of financial instrument

•	accounting policies

•	information about determining the fair value of the instruments, including judgements and estimation uncertainty involved.
The group classifies its financial assets in the following measurement categories:

•	those measured at fair value or through profit or loss, and

•	those measured at amortized cost.
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will be recorded in profit or loss.
Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on trade date, being the date on which the group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards of ownership.

Measurement
At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.
The Group holds the following financial instruments:

	Section	12/31/2020	12/31/2019
Financial assets

Trade receivables	(a)	75,523	74,769
Other financial assets at amortized cost	(b)	474	817
Cash and cash equivalents	(d)	83,449	3,896
Financial assets at fair value through profit or loss (FVPL)	(c)	39,849	110,108

		199,295	189,590

Financial liabilities

Liabilities at amortized cost	(e)	167,591	68,976
Lease liabilities	(e)	106,199	102,891

		273,790	171,867
The Group’s exposure to risks associated with the financial instruments is discussed in note 4. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.
a) Trade receivables

	12/31/2020	12/31/2019
Current assets
Trade receivables from contracts with customers	48,127	58,898
Loss allowance	(149)	(90)

Non-current assets
Trade receivables from contracts with customers	27,545	15,961

	75,523	74,769
Trade receivables are recognized initially at the amount of consideration that is unconditional and are not submitted to any financial components. They are subsequently measured at amortized cost, less loss allowance.
Current trade receivables are amounts due from customers for services performed in the ordinary course of business. They are generally due for settlement within 30 days and are therefore all classified as current. Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.
Non-current
trade receivables are unrealized performance fees that management, with accumulated experience, estimate that it is highly probable that a significant reversal will not occur.
The Entity use a provision matrix to calculate expected credit losses and the exposure to credit risk from receivables are reviewed on a regular basis. Trade receivables allowance are presented in general and administrative expense.

The loss allowances for trade receivables as at 31 December reconcile to the opening loss allowances as follows:

	2020	2019
Opening loss allowance at 1 January	(90)	(190)
Increase in trade receivable allowance recognized in profit or loss	(59)	(69)

Write-off	—	169

Closing loss allowance at 31 December	(149)	(90)
Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the failure of a debtor to engage in a repayment plan with the group, and a failure to make contractual payments. The Entity have not written any amount of trade receivables during 2020 (R$ 169 - 2019). Subsequent recoveries of amounts previously written off are credited against the same line item.
b) Other financial assets at amortized cost
Financial assets at amortized cost include the following debt instruments:

	12/31/2020	12/31/2019

Prepayments to employees (Note 6 (i))	474	817
These amounts generally arise from transactions outside the usual operating activities of the group. Interest are charged at commercial rates and collateral is not normally obtained.
All of the financial assets at amortized cost are denominated in Brazilian currency units. As a result, there is no exposure to foreign currency risk. There is also no exposure to price risk as the investments will be held to maturity.
See note 6 for more details.
c) Financial assets at fair value through profit or loss
The group classifies the following financial assets at fair value through profit or loss (FVPL):

•	Mutual funds;

•	Public equities funds;

•	Real Estate listed funds and

•	Private equity funds.

Financial assets measured at FVPL include the following categories:

	12/31/2020	12/31/2019
Current assets	8,253	85,944

Real estate listed funds	—	445
Mutual funds	8,253	84,665
Public equities funds	—	834

Non-current assets	31,596	24,164

Private equity funds	31,596	24,164
The following tables demonstrate the funds invested included in each category mentioned above.

Mutual funds	12/31/2020	12/31/2019

Vinci Multiestratégia FIM (i)	—	21,074
Vinci Valorem FIM	—	826
Vinci Selection FIC de FIM	—	537
Vinci Selection FIM	—	526
FI Vinci Renda Fixa CP (ii)	8,253	61,227
Vinci Atlas FIC de FIM	—	475

	8,253	84,665
(i) Vinci Multiestratégia FIM is focused to seek return to its quotaholders through investments in various classes of financial assets available in the fixed income, variable income, foreign exchange, derivatives and quotas of other investment funds, traded in the domestic and foreign markets, without the commitment to concentration in any specific class. In 2019, the fund’s portfolio was composed primarily by Brazilian Government Bonds.
(ii) FI Vinci Renda Fixa CP is focused to seek return to its quotaholders through investments in various classes of financial assets available in the fixed income, derivatives and quotas of other investment funds, traded in the domestic markets, without exposition to variable income assets, foreign markets and leverage. As of December 2020, and 2019, the fund’s portfolio is composed primarily by Brazilian Government Bonds.

Public equities funds	12/31/2020	12/31/2019

Vinci Mosaico FIA	—	834

	—	834

Real Estate funds	12/31/2020	12/31/2019

Vinci Shopping Centers FII	—	391
Vinci Offices FII (*)	—	54

	—	445

(*)	Vinci Office FII became a listed Fund since November 2019.

Private Equity	12/31/2020	12/31/2019

Vinci Capital Partners III Feeder FIP Multiestratégia	768	590
Vinci Infra Coinvestimento I FIP - Infraestrutura (i)	21,218	16,669
Vinci Infra Transmissão FIP - Infraestrutura (i)	6,128	4,875
Nordeste III FIP Multiestratégia	2,652	2,030
Vinci Impacto Ret IV FIP Multiestratégia	830	—

	31,596	24,164

(i)
These funds are focused in acquisition of shares, share bonuses subscriptions, debentures convertible or not into shares, or other securities issued by publicly-held, publicly-traded or private corporations, that develop new projects of infrastructure in the development sector and operations of electric power transmission lines, participating in the decision-making process of the investee, with effective influence. As of December 31, 2020, and 2019, these funds held investment in Linhas de Energia do Sertão Transmissora S.A. (“LEST”) and Água Vermelha Transmissora de Energia S.A.

During the year, the following gains/(losses) were recognized in profit or loss:

	12/31/2020	12/31/2019	12/31/2018
Fair value gains (losses) on investments at FVPL recognized in finance income	9,066	20,244	7,130
d) Cash and cash equivalents

Current assets	12/31/2020	12/31/2019
Cash and bank deposits	13,096	3,564
Certificate of deposit (i)	70,353	332

	83,449	3,896
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, bank deposits held at financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(i)
Comprises certificates of deposits issued by Banco Bradesco (credit rating AAA evaluated by Fitch Ratings) with interest rates variable from 99.50% to 101% of CDI (interbank deposit rate). The certificates are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. During 2020 the increase in the amount is mainly related to the redemption made by Vinci in Mutual Funds, which were used to invest on the certificate of deposit.

e) Financial liabilities

	12/31/2020	12/31/2019
Current	187,386	86,681

Trade payables	1,039	326
Labor and social security obligations (Note 12)	40,724	30,948
Lease liabilities (i)	19,828	17,358
Accounts payable (Note 11)	125,795	37,669

Non-current	86,404	85,186

Lease liabilities (i)	86,371	85,153
Accounts payable (Note 11)	33	33

	273,790	171,867

(i)
As of 31 December 2020, and 2019, the Group leased offices with a carrying amount of R$ 106,199 and R$ 102,891, respectively, under leases expiring within five to ten years. The carrying amount of the lease liabilities comprises the net present value of the future cash expenditures up to the termination of the lease term.

(i)	Recognized fair value measurements

(a)	Fair value hierarchy
This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value through profit or loss in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level follows underneath the table.

	On 31 December 2020
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate Deposits	—	70,353	—	70,353
Public equities funds	—	—	—	—
Mutual funds	—	8,253	—	8,253
Private equity funds	—	—	31,596	31,596

Total Financial Assets	—	78,606	31,596	110,202

	On 31 December 2019
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate Deposits	—	332	—	332
Public equities funds	—	834	—	834
Mutual funds	—	84,665	—	84,665
Real estate listed funds	445	—	—	445
Private equity funds	—	—	24,164	24,164

Total Financial Assets	445	85,831	24,164	110,440
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded real estate funds) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.
(b) Valuation techniques used to determine fair values
Specific valuation techniques used to value financial instruments include:

•	the use of quoted market prices

•	for level 3 financial instruments – discounted cash flow analysis.
All
non-listed
assets fair value estimates are included in level 2, except for private equity funds, where the fair values have been determined based on fair value appraisals for fund’s investments, performed by the fund’s management (Vinci Capital) or a third party hired by the Administration. The most part of the level 3 financial instruments evaluation uses discount cash flows techniques to evaluate the fair value of the Fund’s investments. The appraisals performed by a third party are reviewed by Vinci or its subsidiaries (fund’s management).

(c) Fair value measurements using significant unobservable inputs (level 3)
The following table presents the changes in level 3 items for the years ended 31 December 2020 and 2019:

Fair Value
Opening balance 1 January 2019	14,313
Purchases	6,110
Transfer between level 3 to 1	(90)
Sales and distributions	(12,972)
Gain recognized in finance income	16,803

Closing balance 31 December 2019	24,164
Purchases	1,748
Sales and distributions	(778)
Gain recognized in finance income	6,462

Closing balance 31 December 2020	31,596

(d) Valuation inputs and relationships to fair value
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair value at		Valuation Technique	Unobservable inputs	Value input	Reasonable possible shift +/-	2019 Gain / (Losses)	2020 Gain / (Losses)	Possible shift in Gain and losses
	12/31/2020	12/31/2019
Vinci Infra Coinvestimento I FIP – Infraestrutura	21,218	16,669	Discounted cash flow	Discount rate	7.99%	0.5% / 1%	12,870	4,548	Lower discount rate in 50 basis points would increase fair value by R$ 1,095 (R$ 559 – 2019) and higher discount rate in 100 basis points would decrease fair value by R$ 1,920 (1,992 – 2019)
Vinci Infra Transmissão FIP - Infraestrutura	6,128	4,875	Discounted cash flow	Discount rate	7.99%	0.5% / 1%	3,499	1,253	Lower discount rate in 50 basis points would increase fair value by R$ 656 (R$ 163 – 2019) and higher discount rate in 100 basis points would decrease fair value by R$ 682 (R$ 583 – 2019)
Nordeste III FIP Multiestratégia	2,652	2,030	Discounted cash flow	Discount rate	16.50%	0.5% / 1%	307	702	Lower discount rate in 50 basis points would increase fair value by R$ 9 and higher discount rate in 100 basis points would decrease fair value by R$ 18
Others	1,598	590	NAV Valuation	NAV	N/A	1% / 2%	128	(41)	Increased NAV in 100 basis points would increase fair value by R$ 26 (R$ 26 – 2019) and lower NAV in 200 basis points would decrease fair value by R$ 52 (R$ 52 – 2019)